Segment Information	12 Months Ended
Dec. 31, 2021
Segment Information
Segment Information

12. Segment Information

The Group operates and manages its business as a single segment. The Group uses the management approach to determine operating segments. The management approach considers the internal organization and reporting used by the Group’s chief operating decision maker (“CODM”) for making decisions, allocating resources and assessing performance. The Group’s CODM has been identified as the chief executive officer, who reviews the consolidated results of the Group as a whole when making decisions about allocating resources and assessing performance.

The following table summarizes the revenue information of the Group:

	Year Ended December 31,
	2019	2020	2021
	$	$	$
E-commerce	547,184,192	547,895,262	411,097,123
Online advertising	143,778,573	170,782,688	122,522,232
Listing	1,642,190	848,033	497,615
	692,604,955	719,525,983	534,116,970

Geographic

Substantially all of the Group’s revenues from external customers are located in the PRC.

Major customers

There were no customers from whom revenue accounted for 10% or more of total revenue for the years ended December 31, 2019, 2020 and 2021, respectively.